Income Taxes - Schedule of Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	¥ (18,859)	$ (2,750)	¥ (15,313)
Increase related to prior year tax positions			(2,877)
Decrease related to prior year tax positions	892	130
Decrease/ (Increase) related to current year tax positions			(669)
Unrecognized tax benefits, Ending balance	¥ (17,967)	$ (2,620)	¥ (18,859)